Borrowings - Additional Information (Details) $ in Millions, $ in Millions	Jan. 29, 2021 USD ($)	Jan. 29, 2021 HKD ($)	Jan. 25, 2021 USD ($)	Jan. 25, 2021 HKD ($)	Nov. 20, 2018 USD ($)	Dec. 31, 2020 USD ($)	Sep. 11, 2020 USD ($)	Jun. 04, 2020 USD ($)	Mar. 27, 2020	Dec. 31, 2019 USD ($)	Aug. 09, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 7,065				$ 5,608
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of long-term borrowings						7,770				$ 5,530
2023, 2025 and 2028 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 5,500
2023 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 1,800
Borrowings, interest rate											4.60%
2025 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 1,800
Borrowings, interest rate											5.125%
2028 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 1,900
Borrowings, interest rate											5.40%
2026 and 2030 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,500
2026 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 800
Borrowings, interest rate								3.80%
2030 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 700
Borrowings, interest rate								4.375%
2018 SCL Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 2,000
Maximum leverage ratio					4.00					4.00
Minimum interest coverage ratio					2.50
Debt instrument, ratio of indebtedness to adjusted EBITDA, temporarily waived									4.00
Debt instrument, ratio of adjusted EBITDA to net interest expense, temporarily waived									2.50
Line of credit, additional borrowing capacity option							$ 1,000
Line of credit, maximum borrowing capacity for dividends, temporary							$ 2,000
Debt instrument, ratio of indebtedness to adjusted EBITDA, maximum ratio, dividend payments, temporary							4.00
Minimum cash and undrawn amount of 2018 SCL Credit Facility required after dividend payments, temporary							$ 2,000
Undrawn borrowing facilities	$ 2,210					2,020				$ 2,000
2018 SCL Credit Facility [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, increase (decrease), net			$ 494	$ 3,830
2018 SCL Credit Facility [Member] | Entering into significant commitments or contingent liabilities [member] | United States of America, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	29
2018 SCL Credit Facility [Member] | Entering into significant commitments or contingent liabilities [member] | Hong Kong, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	274	$ 2,130
2018 SCL Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Unused capacity, commitment fee percentage					0.60%
Undrawn borrowing facilities	2,210					$ 2,020
2018 SCL Revolving Facility [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, increase (decrease), net			$ 494	$ 3,830
2018 SCL Revolving Facility [Member] | Entering into significant commitments or contingent liabilities [member] | United States of America, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	29
2018 SCL Revolving Facility [Member] | Entering into significant commitments or contingent liabilities [member] | Hong Kong, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	$ 274	$ 2,130
2018 SCL General Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis					2.0
2018 SCL Swing-Line Loan Sub-Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis					1.0